CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

27. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. For the parent company, the Company records its investments in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments – Equity Method and Joint Ventures. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the condensed statements of operations.

The Company did not pay any dividends for the periods presented. As of December 31, 2024 and 2023, there were no material contingencies, significant provisions for long term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

As of December 31, 2024 and 2023, the parent company’s share of losses in an investee exceeds the carrying amount of an investment accounted for by the equity method. As a result, the parent company discontinued applying the equity method in accordance with ASC 323-10-35-20.

On June 1, 2023, the Company consummated the Business Combination and Chijet Motor became the parent company of Chijet (Note 1(d)). The condensed financial information for the year ended December 31, 2024 and 2023 was prepared with Chijet Motor as the parent company. For the year ended December 31, 2022, the condensed financial information was prepared with Chijet Inc., as the parent company.

PARENT COMPANY CONDENSED BALANCE SHEETS

(Amounts in thousands of US$, except for number of shares and per share data)

	December 31, 2024	December 31, 2023

ASSETS
Current assets
Cash and cash equivalents	$1,680	$48
Other current assets	3,179	8,765
Other current assets from related parties	-	60
Other non-current assets	301	-
Total current assets	5,160	8,873

Total assets	$5,160	$8,873

LIABILITIES AND SHAREHOLDERS’ EQUITY

Current liabilities
Accruals and other current liabilities to related parties	$163	$50
Accruals and other current liabilities	4,084	5,274
Total current liabilities	4,247	5,324

Total liabilities	4,247	5,324

Shareholders’ Equity
Ordinary share	16	-
Additional paid-in capital	30,024	30,041
Accumulated deficit	(29,127)	(26,492)

Total shareholders’ equity	913	3,549

Total liabilities and shareholders’ equity	$5,160	$8,873

PARENT COMPANY CONDENSED STATEMENTS OF OPERATIONS

(Amounts in thousands of US$, except for number of shares and per share data)

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Revenues	$-	$-	$-
Cost of revenues	-	-	-
Gross loss	-	-	-

Operating expenses:

Selling, general and administrative	2,630	3,592	577
Total operating expenses	2,630	3,592	577

Loss from operations	(2,630)	(3,592)	(577)

Other income	-	-	600
Interest income	-	-	-
Interest expense	(5)	-	-
Total other income, net	(5)	-	600

(Loss) income from operations before income taxes	(2,635)	(3,592)	23

Provision for income tax benefits (expenses)	-	-	-

Net (loss) income	(2,635)	(3,592)	23

Other comprehensive income (loss)	-	-	-

Comprehensive (loss) income	$(2,635)	$(3,592)	$23

PARENT COMPANY CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands of US$, except for number of shares and per share data)

	For the year ended	For the year ended	For the year ended
	December 31, 2024	December 31, 2023	December 31, 2022

Cash flows from operating activities
Net (loss) income	$(2,635)	$(3,592)	$23
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Share-based compensation expenses	92	3,171	-
Changes in operating assets and liabilities:
Amounts due from related party	(869)	(90)	-
Amounts due to related party	2,577	-	-
Other current assets from related parties	60	(60)	-
Accrual and other current liabilities	(136)	136	-
Accruals and other current liabilities to related parties	38	50	-
Other liabilities	(315)	83	-
Net cash (used in) provided by operating activities	(1,188)	(302)	23

Cash flows from investing activities:
Issuance of Promissory Notes receivable	-	-	(1,380)
Net cash used in investing activities	-	-	(1,380)

Cash flows from financing activities:
Proceeds from private placement	1,120	-	-
Proceeds from private placement-related parties	1,700	-	-
Proceeds from promissory notes Payable	-	-	1,380
Proceeds from exercise of warrants	-	600	-
Payments for reverse recapitalization and ordinary shares issuance costs	-	(250)	-
Net cash provided by financing activities	2,820	350	1,380

Net change in cash, cash equivalents, and restricted cash	1,632	48	23

Cash, cash equivalents, and restricted cash, beginning of period	48	-	-

Cash, cash equivalents, and restricted cash, end of period	$1,680	$48	$23

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:

Cash paid for interest	$-	$-	$-
Cash paid for taxes	$-	$-	$-